AS filed with the Securities and Exchnage Commission on May 31,  2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Capital Advisors Growth Fund

Schedule of Investments

at March 31, 2005 (Unaudited)

SHARES	COMMON STOCKS - 99.2%	MARKET VALUE
	Aerospace & Defense - 7.7%
11,500	Empresa Brasileira de Aeronautica SA ADR*	$359,950
11,300	L-3 Communications Holdings, Inc.	802,526
		1,162,476
	Beverages - 6.3%
12,200	Constellation Brands, Inc. - Class A*	645,014
6,000	PepsiCo, Inc.	318,180
		963,194
	Biotechnology - 6.1%
9,900	Amgen, Inc.*	576,279
10,000	Biogen Idec, Inc.*	345,100
		921,379
	Communications Equipment - 13.6%
38,990	Avaya, Inc.*	455,403
19,000	Cisco Systems, Inc.*	339,910
17,790	QUALCOMM, Inc.	652,003
8,025	Research In Motion Ltd.*#	613,271
		2,060,587
	Computers & Peripherals - 2.3%
9,000	Dell, Inc.*	345,780
	Diversified Financial Services - 1.9%
1,500	Chicago Mercantile Exchange Holdings, Inc.	291,045
	Electronic Equipment & Instruments - 2.8%
7,500	CDW Corp.	425,100
	Food Products - 1.9%
4,500	Wm. Wrigley Jr. Co.	295,065
	Health Care Equipment & Supplies - 2.7%
8,000	Medtronic, Inc.	407,600
	Internet & Catalog Retail - 4.5%
7,175	Amazon.Com, Inc.*	245,888
11,800	eBay, Inc.*	439,668
		685,556
	IT Services - 2.5%
9,300	CheckFree Corp.*	379,068
	Media - 5.9%
11,600	Comcast Corp. - Class A*	391,848
16,000	XM Satellite Radio Holdings, Inc. - Class A*	504,000
		895,848
	Multiline Retail - 3.6%
10,000	Nordstrom, Inc.	553,800
	Oil & Gas - 17.4%
10,500	Anadarko Petroleum Corp.	799,050
13,500	Apache Corp.	826,605
2,800	ConocoPhillips	301,952
18,000	Suncor Energy, Inc.#	723,780
		2,651,387
	Pharmaceuticals - 7.2%
6,000	American Pharmaceutical Partners, Inc.*	310,440
9,340	Novartis AG ADR	436,925
8,300	Sanofi-Aventis ADR	351,422
		1,098,787
	Semiconductor & Semiconductor Equipment - 6.5%
19,000	Intel Corp.	441,370
36,500	Omnivision Technologies, Inc.*	552,975
		994,345
	Software - 2.3%
14,160	Microsoft Corp.	$342,247
	Specialty Retail - 4.0%
11,200	Best Buy Co., Inc.	604,912

	TOTAL COMMON STOCKS (Cost $13,726,086)	15,078,176

	SHORT TERM INVESTMENTS - 0.7%
	Investment Companies - 0.7%
111,477	SEI Daily Income Trust Government Fund - Class B	111,477

	TOTAL SHORT TERM INVESTMENTS (Cost $111,477)	111,477
	Total Investments (Cost $13,837,563) - 99.9%	15,189,653
	Assets in Excess of Other Liabilities - 0.1%	16,614
	TOTAL NET ASSETS - 100.0%	$15,206,267

ADR -	American Depository Receipt
*	Non-income producing security.
#	U.S. security of foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
                                                 Eric M. Banhazl, President
Date  5/26/05

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
                                                    Eric M. Banhazl, President
                Date 5/26/05

By (Signature and Title)* /s/ Douglas G. Hess
                                                   Douglas G. Hess, Treasurer
                Date 5/31/05

* Print the name and title of each signing officer under his or her signature.